Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	2,113,454	1,633,511	230,075
Allowance for credit losses	(185,755)	(161,022)	(22,679)
	1,927,699	1,472,489	207,396

Schedule of Analysis of Allowance for Doubtful Accounts

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	128,199	177,563	185,755	26,163
Additions charged to current expected credit loss	53,294	20,602	20,557	2,895
Reversal	—	(12,303)	(42,660)	(6,009)
Write off	(3,930)	(107)	(2,630)	(370)
Ending balance	177,563	185,755	161,022	22,679